Investment Portfolioas of March 31, 2025 (Unaudited)
DWS Equity 500 Index VIP
	Shares	Value ($)

Common Stocks 99.5%
Communication Services 9.2%
Diversified Telecommunication Services 0.8%
AT&T, Inc.	106,948	3,024,490
Verizon Communications, Inc.	62,722	2,845,070
		5,869,560
Entertainment 1.5%
Electronic Arts, Inc.	3,501	505,965
Live Nation Entertainment, Inc.*	2,364	308,691
Netflix, Inc.*	6,374	5,943,946
Take-Two Interactive Software, Inc.*	2,435	504,654
TKO Group Holdings, Inc.	987	150,823
Walt Disney Co.	27,001	2,664,999
Warner Bros Discovery, Inc.*	33,204	356,279
		10,435,357
Interactive Media & Services 6.1%
Alphabet, Inc. "A"	86,982	13,450,896
Alphabet, Inc. "C"	70,449	11,006,247
Match Group, Inc.	3,798	118,498
Meta Platforms, Inc. "A"	32,647	18,816,425
		43,392,066
Media 0.5%
Charter Communications, Inc. "A"*	1,425	525,155
Comcast Corp. "A"	56,224	2,074,666
Fox Corp. "A"	3,339	188,988
Fox Corp. "B"	1,831	96,512
Interpublic Group of Companies, Inc.	5,490	149,108
News Corp. "A"	5,636	153,412
News Corp. "B"	1,647	50,019
Omnicom Group, Inc.	2,965	245,828
Paramount Global "B" (a)	9,224	110,319
		3,594,007
Wireless Telecommunication Services 0.3%
T-Mobile U.S., Inc.	7,151	1,907,243
Consumer Discretionary 10.3%
Automobile Components 0.1%
Aptiv PLC*	3,501	208,309
Automobiles 1.7%
Ford Motor Co.	58,022	581,961
General Motors Co.	14,805	696,279
Tesla, Inc.*	41,712	10,810,082
		12,088,322

Broadline Retail 3.8%
Amazon.com, Inc.*	140,605	26,751,507
eBay, Inc.	7,131	482,983
		27,234,490
Distributors 0.1%
Genuine Parts Co.	2,102	250,433
LKQ Corp.	4,032	171,521
Pool Corp.	575	183,051
		605,005
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc. "A"*	6,454	770,995
Booking Holdings, Inc.	494	2,275,814
Caesars Entertainment, Inc.*	3,152	78,800
Carnival Corp.*	15,662	305,879
Chipotle Mexican Grill, Inc.*	20,333	1,020,920
Darden Restaurants, Inc.	1,724	358,178
Domino's Pizza, Inc.	506	232,482
DoorDash, Inc. "A"*	5,056	924,085
Expedia Group, Inc.	1,800	302,580
Hilton Worldwide Holdings, Inc.	3,600	819,180
Las Vegas Sands Corp.	5,277	203,850
Marriott International, Inc. "A"	3,418	814,168
McDonald's Corp.	10,679	3,335,799
MGM Resorts International*	3,117	92,388
Norwegian Cruise Line Holdings Ltd.*	6,402	121,382
Royal Caribbean Cruises Ltd.	3,696	759,306
Starbucks Corp.	16,900	1,657,721
Wynn Resorts Ltd.	1,329	110,971
Yum! Brands, Inc.	4,151	653,201
		14,837,699
Household Durables 0.3%
D.R. Horton, Inc.	4,172	530,386
Garmin Ltd.	2,262	491,148
Lennar Corp. "A"	3,538	406,092
Mohawk Industries, Inc.*	825	94,199
NVR, Inc.*	44	318,753
PulteGroup, Inc.	3,061	314,671
		2,155,249
Leisure Products 0.0%
Hasbro, Inc.	2,024	124,456
Specialty Retail 1.9%
AutoZone, Inc.*	252	960,820
Best Buy Co., Inc.	2,840	209,052
CarMax, Inc.*	2,378	185,294
Home Depot, Inc.	14,807	5,426,617
Lowe's Companies, Inc.	8,395	1,957,966
O'Reilly Automotive, Inc.*	860	1,232,019
Ross Stores, Inc.	4,948	632,305
TJX Companies, Inc.	16,696	2,033,573
Tractor Supply Co.	7,967	438,982
Ulta Beauty, Inc.*	685	251,080
Williams-Sonoma, Inc.	1,831	289,481
		13,617,189
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.*	2,263	253,026

Lululemon Athletica, Inc.*	1,685	476,956
NIKE, Inc. "B"	17,579	1,115,915
Ralph Lauren Corp.	605	133,548
Tapestry, Inc.	3,065	215,806
		2,195,251
Consumer Staples 6.0%
Beverages 1.3%
Brown-Forman Corp. "B"	2,870	97,408
Coca-Cola Co.	57,785	4,138,562
Constellation Brands, Inc. "A"	2,321	425,950
Keurig Dr Pepper, Inc.	17,811	609,492
Molson Coors Beverage Co. "B"	2,573	156,618
Monster Beverage Corp.*	10,451	611,593
PepsiCo, Inc.	20,447	3,065,823
		9,105,446
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	6,613	6,254,443
Dollar General Corp.	3,206	281,904
Dollar Tree, Inc.*	3,051	229,039
Kroger Co.	9,911	670,876
Sysco Corp.	7,257	544,565
Target Corp.	6,871	717,057
Walgreens Boots Alliance, Inc.	10,830	120,971
Walmart, Inc.	64,728	5,682,471
		14,501,326
Food Products 0.7%
Archer-Daniels-Midland Co.	7,186	345,000
Bunge Global SA	2,043	156,126
Conagra Brands, Inc.	7,097	189,277
General Mills, Inc.	8,271	494,523
Hormel Foods Corp.	4,199	129,917
Kellanova	4,067	335,487
Kraft Heinz Co.	13,170	400,763
Lamb Weston Holdings, Inc.	2,070	110,331
McCormick & Co., Inc.	3,818	314,260
Mondelez International, Inc. "A"	19,224	1,304,348
The Campbell's Co.	3,031	120,997
The Hershey Co.	2,195	375,411
The J.M. Smucker Co.	1,581	187,206
Tyson Foods, Inc. "A"	4,169	266,024
		4,729,670
Household Products 1.2%
Church & Dwight Co., Inc.	3,662	403,149
Clorox Co.	1,810	266,522
Colgate-Palmolive Co.	12,018	1,126,087
Kimberly-Clark Corp.	4,971	706,976
Procter & Gamble Co.	34,921	5,951,237
		8,453,971
Personal Care Products 0.1%
Estee Lauder Companies, Inc. "A"	3,522	232,452
Kenvue, Inc.	28,555	684,749
		917,201

Tobacco 0.7%
Altria Group, Inc.	25,272	1,516,825
Philip Morris International, Inc.	23,187	3,680,473
		5,197,298
Energy 3.6%
Energy Equipment & Services 0.2%
Baker Hughes Co.	14,650	643,867
Halliburton Co.	12,948	328,491
Schlumberger NV	20,937	875,167
		1,847,525
Oil, Gas & Consumable Fuels 3.4%
APA Corp.	5,377	113,025
Chevron Corp.	24,873	4,161,004
ConocoPhillips	19,058	2,001,471
Coterra Energy, Inc.	10,824	312,814
Devon Energy Corp.	9,782	365,847
Diamondback Energy, Inc.	2,794	446,705
EOG Resources, Inc.	8,420	1,079,781
EQT Corp.	8,780	469,115
Expand Energy Corp.	3,161	351,882
Exxon Mobil Corp.	64,926	7,721,649
Hess Corp.	4,126	659,046
Kinder Morgan, Inc.	28,871	823,690
Marathon Petroleum Corp.	4,723	688,094
Occidental Petroleum Corp.	10,019	494,538
ONEOK, Inc.	9,258	918,579
Phillips 66	6,151	759,525
Targa Resources Corp.	3,262	653,933
Texas Pacific Land Corp.	283	374,972
Valero Energy Corp.	4,732	624,955
Williams Companies, Inc.	18,059	1,079,206
		24,099,831
Financials 14.6%
Banks 3.4%
Bank of America Corp.	98,826	4,124,009
Citigroup, Inc.	27,999	1,987,649
Citizens Financial Group, Inc.	6,451	264,297
Fifth Third Bancorp.	9,977	391,098
Huntington Bancshares, Inc.	21,751	326,483
JPMorgan Chase & Co.	41,698	10,228,519
KeyCorp.	14,479	231,519
M&T Bank Corp.	2,466	440,798
PNC Financial Services Group, Inc.	5,911	1,038,976
Regions Financial Corp.	13,550	294,442
Truist Financial Corp.	19,544	804,236
U.S. Bancorp.	23,215	980,137
Wells Fargo & Co.	49,058	3,521,874
		24,634,037
Capital Markets 3.2%
Ameriprise Financial, Inc.	1,448	700,991
Bank of New York Mellon Corp.	10,707	897,996
Blackrock, Inc.	2,168	2,051,969
Blackstone, Inc.	10,908	1,524,720
Cboe Global Markets, Inc.	1,542	348,939

Charles Schwab Corp.	25,403	1,988,547
CME Group, Inc.	5,364	1,423,016
FactSet Research Systems, Inc.	567	257,781
Franklin Resources, Inc.	4,481	86,259
Intercontinental Exchange, Inc.	8,552	1,475,220
Invesco Ltd.	6,718	101,912
KKR & Co., Inc.	10,071	1,164,308
MarketAxess Holdings, Inc.	571	123,536
Moody's Corp.	2,306	1,073,881
Morgan Stanley	18,441	2,151,512
MSCI, Inc.	1,165	658,808
Nasdaq, Inc.	6,176	468,511
Northern Trust Corp.	2,885	284,605
Raymond James Financial, Inc.	2,758	383,114
S&P Global, Inc.	4,692	2,384,005
State Street Corp.	4,335	388,113
T. Rowe Price Group, Inc.	3,324	305,376
The Goldman Sachs Group, Inc.	4,653	2,541,887
		22,785,006
Consumer Finance 0.6%
American Express Co.	8,270	2,225,043
Capital One Financial Corp.	5,693	1,020,755
Discover Financial Services	3,745	639,272
Synchrony Financial	5,767	305,305
		4,190,375
Financial Services 5.0%
Apollo Global Management, Inc.	6,666	912,842
Berkshire Hathaway, Inc. "B"*	27,311	14,545,292
Corpay, Inc.*	1,020	355,694
Fidelity National Information Services, Inc.	7,923	591,690
Fiserv, Inc.*	8,454	1,866,897
Global Payments, Inc.	3,696	361,912
Jack Henry & Associates, Inc.	1,052	192,095
Mastercard, Inc. "A"	12,135	6,651,436
PayPal Holdings, Inc.*	14,746	962,177
Visa, Inc. "A"	25,689	9,002,967
		35,443,002
Insurance 2.4%
Aflac, Inc.	7,380	820,582
Allstate Corp.	3,948	817,512
American International Group, Inc.	8,856	769,941
Aon PLC "A"	3,221	1,285,469
Arch Capital Group Ltd.	5,615	540,051
Arthur J. Gallagher & Co.	3,779	1,304,662
Assurant, Inc.	777	162,976
Brown & Brown, Inc.	3,568	443,859
Chubb Ltd.	5,542	1,673,629
Cincinnati Financial Corp.	2,340	345,665
Erie Indemnity Co. "A"	365	152,953
Everest Group Ltd.	641	232,895
Globe Life, Inc.	1,270	167,284
Hartford Insurance Group, Inc.	4,293	531,173
Loews Corp.	2,697	247,881
Marsh & McLennan Companies, Inc.	7,322	1,786,788
MetLife, Inc.	8,609	691,217
Principal Financial Group, Inc.	3,190	269,140
Progressive Corp.	8,726	2,469,545

Prudential Financial, Inc.	5,249	586,208
Travelers Companies, Inc.	3,387	895,726
W.R. Berkley Corp.	4,512	321,074
Willis Towers Watson PLC	1,501	507,263
		17,023,493
Health Care 11.1%
Biotechnology 1.9%
AbbVie, Inc.	26,347	5,520,223
Amgen, Inc.	8,020	2,498,631
Biogen, Inc.*	2,144	293,385
Gilead Sciences, Inc.	18,575	2,081,329
Incyte Corp.*	2,412	146,047
Moderna, Inc.*	5,108	144,812
Regeneron Pharmaceuticals, Inc.	1,571	996,375
Vertex Pharmaceuticals, Inc.*	3,826	1,854,921
		13,535,723
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	25,851	3,429,135
Align Technology, Inc.*	1,059	168,233
Baxter International, Inc.	7,685	263,058
Becton Dickinson & Co.	4,306	986,332
Boston Scientific Corp.*	22,004	2,219,764
Cooper Companies, Inc.*	3,009	253,809
Dexcom, Inc.*	5,736	391,711
Edwards Lifesciences Corp.*	8,793	637,317
GE HealthCare Technologies, Inc.	6,816	550,119
Hologic, Inc.*	3,346	206,682
IDEXX Laboratories, Inc.*	1,220	512,339
Insulet Corp.*	1,045	274,427
Intuitive Surgical, Inc.*	5,314	2,631,865
Medtronic PLC	19,109	1,717,135
ResMed, Inc.	2,190	490,232
Solventum Corp.*	2,024	153,905
STERIS PLC	1,489	337,482
Stryker Corp.	5,116	1,904,431
Zimmer Biomet Holdings, Inc.	2,929	331,504
		17,459,480
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	3,570	491,839
Cencora, Inc.	2,574	715,804
Centene Corp.*	7,396	449,011
Cigna Group	4,082	1,342,978
CVS Health Corp.	18,759	1,270,922
DaVita, Inc.*	653	99,889
Elevance Health, Inc.	3,459	1,504,527
HCA Healthcare, Inc.	2,663	920,200
Henry Schein, Inc.*	1,932	132,323
Humana, Inc.	1,801	476,544
Labcorp Holdings, Inc.	1,236	287,667
McKesson Corp.	1,868	1,257,145
Molina Healthcare, Inc.*	826	272,076
Quest Diagnostics, Inc.	1,685	285,102
UnitedHealth Group, Inc.	13,711	7,181,136
Universal Health Services, Inc. "B"	892	167,607
		16,854,770

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	4,301	503,131
Bio-Techne Corp.	2,311	135,494
Charles River Laboratories International, Inc.*	731	110,030
Danaher Corp.	9,540	1,955,700
IQVIA Holdings, Inc.*	2,501	440,927
Mettler-Toledo International, Inc.*	310	366,082
Revvity, Inc.	1,815	192,027
Thermo Fisher Scientific, Inc.	5,702	2,837,315
Waters Corp.*	870	320,656
West Pharmaceutical Services, Inc.	1,058	236,865
		7,098,227
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	30,238	1,844,216
Eli Lilly & Co.	11,749	9,703,616
Johnson & Johnson	35,902	5,953,988
Merck & Co., Inc.	37,710	3,384,849
Pfizer, Inc.	84,250	2,134,895
Viatris, Inc.	17,411	151,650
Zoetis, Inc.	6,677	1,099,368
		24,272,582
Industrials 8.4%
Aerospace & Defense 2.1%
Axon Enterprise, Inc.*	1,081	568,552
Boeing Co.*	11,144	1,900,609
GE Aerospace	16,014	3,205,202
General Dynamics Corp.	3,793	1,033,896
Howmet Aerospace, Inc.	6,055	785,515
Huntington Ingalls Industries, Inc.	570	116,303
L3Harris Technologies, Inc.	2,821	590,464
Lockheed Martin Corp.	3,123	1,395,075
Northrop Grumman Corp.	2,040	1,044,500
RTX Corp.	19,835	2,627,344
Textron, Inc.	2,650	191,463
TransDigm Group, Inc.	836	1,156,431
		14,615,354
Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	1,777	181,965
Expeditors International of Washington, Inc.	2,035	244,709
FedEx Corp.	3,300	804,474
United Parcel Service, Inc. "B"	10,959	1,205,380
		2,436,528
Building Products 0.5%
A.O. Smith Corp.	1,731	113,138
Allegion PLC	1,268	165,423
Builders FirstSource, Inc.*	1,681	210,024
Carrier Global Corp.	12,017	761,878
Johnson Controls International PLC	9,841	788,362
Lennox International, Inc.	483	270,881
Masco Corp.	3,255	226,353
Trane Technologies PLC	3,330	1,121,944
		3,658,003
Commercial Services & Supplies 0.6%
Cintas Corp.	5,110	1,050,258
Copart, Inc.*	13,104	741,556

Republic Services, Inc.	3,029	733,503
Rollins, Inc.	4,141	223,738
Veralto Corp.	3,709	361,442
Waste Management, Inc.	5,443	1,260,109
		4,370,606
Construction & Engineering 0.1%
Quanta Services, Inc.	2,206	560,721
Electrical Equipment 0.7%
AMETEK, Inc.	3,450	593,883
Eaton Corp. PLC	5,889	1,600,807
Emerson Electric Co.	8,407	921,743
GE Vernova, Inc.	4,115	1,256,227
Generac Holdings, Inc.*	869	110,059
Hubbell, Inc.	809	267,706
Rockwell Automation, Inc.	1,686	435,629
		5,186,054
Ground Transportation 0.9%
CSX Corp.	28,611	842,022
J.B. Hunt Transport Services, Inc.	1,213	179,463
Norfolk Southern Corp.	3,369	797,948
Old Dominion Freight Line, Inc.	2,802	463,591
Uber Technologies, Inc.*	31,141	2,268,933
Union Pacific Corp.	9,022	2,131,357
		6,683,314
Industrial Conglomerates 0.5%
3M Co.	8,063	1,184,132
Honeywell International, Inc.	9,689	2,051,646
		3,235,778
Machinery 1.6%
Caterpillar, Inc.	7,120	2,348,176
Cummins, Inc.	2,049	642,238
Deere & Co.	3,774	1,771,327
Dover Corp.	2,059	361,725
Fortive Corp.	5,179	378,999
IDEX Corp.	1,146	207,392
Illinois Tool Works, Inc.	3,968	984,104
Ingersoll Rand, Inc.	6,021	481,861
Nordson Corp.	831	167,629
Otis Worldwide Corp.	5,920	610,944
PACCAR, Inc.	7,811	760,557
Parker-Hannifin Corp.	1,916	1,164,640
Pentair PLC	2,461	215,288
Snap-on, Inc.	768	258,824
Stanley Black & Decker, Inc.	2,310	177,593
Westinghouse Air Brake Technologies Corp.	2,574	466,795
Xylem, Inc.	3,619	432,326
		11,430,418
Passenger Airlines 0.1%
Delta Air Lines, Inc.	9,468	412,805
Southwest Airlines Co.	8,998	302,153
United Airlines Holdings, Inc.*	4,835	333,856
		1,048,814
Professional Services 0.7%
Automatic Data Processing, Inc.	6,079	1,857,317
Broadridge Financial Solutions, Inc.	1,754	425,275

Dayforce, Inc.*	2,388	139,292
Equifax, Inc.	1,854	451,560
Jacobs Solutions, Inc.	1,860	224,855
Leidos Holdings, Inc.	1,997	269,475
Paychex, Inc.	4,780	737,459
Paycom Software, Inc.	725	158,398
Verisk Analytics, Inc.	2,105	626,490
		4,890,121
Trading Companies & Distributors 0.3%
Fastenal Co.	8,532	661,656
United Rentals, Inc.	980	614,166
W.W. Grainger, Inc.	660	651,968
		1,927,790
Information Technology 29.5%
Communications Equipment 0.9%
Arista Networks, Inc.*	15,427	1,195,284
Cisco Systems, Inc.	59,427	3,667,240
F5, Inc.*	874	232,720
Juniper Networks, Inc.	4,766	172,481
Motorola Solutions, Inc.	2,497	1,093,212
		6,360,937
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	18,147	1,190,262
CDW Corp.	1,970	315,712
Corning, Inc.	11,377	520,839
Jabil, Inc.	1,640	223,155
Keysight Technologies, Inc.*	2,579	386,257
TE Connectivity PLC	4,450	628,874
Teledyne Technologies, Inc.*	684	340,433
Trimble, Inc.*	3,621	237,719
Zebra Technologies Corp. "A"*	743	209,942
		4,053,193
IT Services 1.2%
Accenture PLC "A"	9,320	2,908,213
Akamai Technologies, Inc.*	2,219	178,629
Cognizant Technology Solutions Corp. "A"	7,363	563,269
EPAM Systems, Inc.*	844	142,501
Gartner, Inc.*	1,154	484,380
GoDaddy, Inc. "A"*	2,108	379,735
International Business Machines Corp.	13,786	3,428,027
VeriSign, Inc.*	1,210	307,183
		8,391,937
Semiconductors & Semiconductor Equipment 9.8%
Advanced Micro Devices, Inc.*	24,198	2,486,103
Analog Devices, Inc.	7,409	1,494,173
Applied Materials, Inc.	12,122	1,759,145
Broadcom, Inc.	69,877	11,699,506
Enphase Energy, Inc.*	2,010	124,720
First Solar, Inc.*	1,576	199,254
Intel Corp.	64,602	1,467,111
KLA Corp.	1,982	1,347,364
Lam Research Corp.	19,102	1,388,715
Microchip Technology, Inc.	8,005	387,522
Micron Technology, Inc.	16,614	1,443,590
Monolithic Power Systems, Inc.	718	416,426

NVIDIA Corp.	365,071	39,566,395
NXP Semiconductors NV	3,798	721,848
ON Semiconductor Corp.*	6,247	254,190
QUALCOMM, Inc.	16,497	2,534,104
Skyworks Solutions, Inc.	2,328	150,459
Teradyne, Inc.	2,397	197,992
Texas Instruments, Inc.	13,564	2,437,451
		70,076,068
Software 9.7%
Adobe, Inc.*	6,486	2,487,576
ANSYS, Inc.*	1,306	413,427
Autodesk, Inc.*	3,214	841,425
Cadence Design Systems, Inc.*	4,094	1,041,227
Crowdstrike Holdings, Inc. "A"*	3,671	1,294,321
Fair Isaac Corp.*	367	676,807
Fortinet, Inc.*	9,486	913,123
Gen Digital, Inc.	8,224	218,265
Intuit, Inc.	4,178	2,565,250
Microsoft Corp.	110,816	41,599,218
Oracle Corp.	24,180	3,380,606
Palantir Technologies, Inc. "A"*	30,568	2,579,939
Palo Alto Networks, Inc.*	9,863	1,683,022
PTC, Inc.*	1,767	273,797
Roper Technologies, Inc.	1,600	943,328
Salesforce, Inc.	14,285	3,833,523
ServiceNow, Inc.*	3,072	2,445,742
Synopsys, Inc.*	2,292	982,924
Tyler Technologies, Inc.*	628	365,113
Workday, Inc. "A"*	3,177	741,925
		69,280,558
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	223,934	49,742,459
Dell Technologies, Inc. "C"	4,650	423,848
Hewlett Packard Enterprise Co.	19,620	302,737
HP, Inc.	14,013	388,020
NetApp, Inc.	2,995	263,081
Seagate Technology Holdings PLC	3,172	269,461
Super Micro Computer, Inc.* (a)	7,626	261,114
Western Digital Corp.*	5,048	204,091
		51,854,811
Materials 2.0%
Chemicals 1.3%
Air Products & Chemicals, Inc.	3,318	978,545
Albemarle Corp.	1,759	126,683
CF Industries Holdings, Inc.	2,636	206,003
Corteva, Inc.	10,142	638,236
Dow, Inc.	10,483	366,066
DuPont de Nemours, Inc.	6,248	466,601
Eastman Chemical Co.	1,667	146,879
Ecolab, Inc.	3,758	952,728
International Flavors & Fragrances, Inc.	3,726	289,175
Linde PLC	7,106	3,308,838
LyondellBasell Industries NV "A"	3,917	275,757
PPG Industries, Inc.	3,426	374,633

Sherwin-Williams Co.	3,456	1,206,801
The Mosaic Co.	4,733	127,838
		9,464,783
Construction Materials 0.1%
Martin Marietta Materials, Inc.	921	440,358
Vulcan Materials Co.	1,992	464,733
		905,091
Containers & Packaging 0.3%
Amcor PLC	21,047	204,156
Avery Dennison Corp.	1,169	208,047
Ball Corp.	4,335	225,723
International Paper Co.	7,887	420,772
Packaging Corp. of America	1,311	259,604
Smurfit WestRock PLC	7,462	336,238
		1,654,540
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	21,439	811,681
Newmont Corp.	17,001	820,808
Nucor Corp.	3,491	420,107
Steel Dynamics, Inc.	2,128	266,170
		2,318,766
Real Estate 2.3%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	2,323	214,901
Healthpeak Properties, Inc.	10,633	214,999
Ventas, Inc.	6,499	446,871
Welltower, Inc.	9,071	1,389,768
		2,266,539
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	9,996	142,043
Industrial REITs 0.2%
Prologis, Inc.	13,818	1,544,714
Office REITs 0.0%
BXP, Inc.	2,177	146,273
Real Estate Management & Development 0.2%
CBRE Group, Inc. "A"*	4,403	575,824
CoStar Group, Inc.*	6,218	492,652
		1,068,476
Residential REITs 0.3%
AvalonBay Communities, Inc.	2,113	453,492
Camden Property Trust	1,548	189,320
Equity Residential	5,116	366,203
Essex Property Trust, Inc.	971	297,680
Invitation Homes, Inc.	8,541	297,654
Mid-America Apartment Communities, Inc.	1,733	290,416
UDR, Inc.	4,532	204,711
		2,099,476
Retail REITs 0.3%
Federal Realty Investment Trust	1,147	112,200
Kimco Realty Corp.	10,107	214,673
Realty Income Corp.	12,928	749,953

Regency Centers Corp.	2,525	186,244
Simon Property Group, Inc.	4,594	762,971
		2,026,041
Specialized REITs 1.0%
American Tower Corp.	6,961	1,514,714
Crown Castle, Inc.	6,462	673,534
Digital Realty Trust, Inc.	4,714	675,469
Equinix, Inc.	1,451	1,183,073
Extra Space Storage, Inc.	3,174	471,307
Iron Mountain, Inc.	4,321	371,779
Public Storage	2,355	704,828
SBA Communications Corp.	1,609	353,996
VICI Properties, Inc.	15,609	509,165
Weyerhaeuser Co.	10,870	318,274
		6,776,139
Utilities 2.5%
Electric Utilities 1.6%
Alliant Energy Corp.	3,855	248,069
American Electric Power Co., Inc.	7,932	866,730
Constellation Energy Corp.	4,667	941,007
Duke Energy Corp.	11,552	1,408,997
Edison International	5,697	335,667
Entergy Corp.	6,334	541,494
Evergy, Inc.	3,428	236,361
Eversource Energy	5,488	340,860
Exelon Corp.	14,892	686,223
FirstEnergy Corp.	7,775	314,265
NextEra Energy, Inc.	30,657	2,173,275
NRG Energy, Inc.	2,981	284,566
PG&E Corp.	32,634	560,652
Pinnacle West Capital Corp.	1,760	167,640
PPL Corp.	10,951	395,441
Southern Co.	16,279	1,496,854
Xcel Energy, Inc.	8,582	607,520
		11,605,621
Gas Utilities 0.0%
Atmos Energy Corp.	2,383	368,364
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	10,927	135,713
Vistra Corp.	5,081	596,713
		732,426
Multi-Utilities 0.7%
Ameren Corp.	4,010	402,604
CenterPoint Energy, Inc.	9,789	354,655
CMS Energy Corp.	4,525	339,873
Consolidated Edison, Inc.	5,128	567,106
Dominion Energy, Inc.	12,507	701,268
DTE Energy Co.	3,039	420,203
NiSource, Inc.	7,049	282,594
Public Service Enterprise Group, Inc.	7,481	615,686
Sempra	9,481	676,564
WEC Energy Group, Inc.	4,751	517,764
		4,878,317

Water Utilities 0.1%
American Water Works Co., Inc.	2,871	423,530
Total Common Stocks (Cost $241,290,546)		708,895,310

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.115% (b), 9/11/2025 (c) (Cost $289,504)	295,000	289,524

	Shares	Value ($)

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (d) (e) (Cost $266,000)	266,000	266,000

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.37% (d) (Cost $4,349,872)	4,349,872	4,349,872

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $246,195,922)	100.1	713,800,706
Other Assets and Liabilities, Net	(0.1)	(922,422)
Net Assets	100.0	712,878,284
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (d) (e)
35,200	230,800 (f)	—	—	—	240	—	266,000	266,000
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.37% (d)
1,121,179	47,173,758	43,945,065	—	—	44,447	—	4,349,872	4,349,872
1,156,379	47,404,558	43,945,065	—	—	44,687	—	4,615,872	4,615,872

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2025 amounted to $370,256, which is 0.1% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At March 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $108,883.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
At March 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
E-Mini S&P 500 Index	USD	6/20/2025	17	4,834,303	4,805,263	(29,040)
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$708,895,310	$—	$—	$708,895,310
Government & Agency Obligations	—	289,524	—	289,524
Short-Term Investments (a)	4,615,872	—	—	4,615,872
Total	$713,511,182	$289,524	$—	$713,800,706

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(29,040)	$—	$—	$(29,040)
Total	$(29,040)	$—	$—	$(29,040)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
vit-equ500-PH1
R-080548-3 (1/27)